Statement of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class B [Member]	Total
Balance – August 6, 2021 (inception) at Aug. 05, 2021
Balance, shares at Aug. 05, 2021
Issuance of Class B Ordinary shares to Sponsor		$ 288	24,712			25,000
Issuance of Class B Ordinary shares to Sponsor, shares		2,875,000
Net income (loss)				(11,579)		(11,579)
Balance - December 31, 2021 at Sep. 30, 2021		$ 288	24,712	(11,579)		13,421
Balance, shares at Sep. 30, 2021		2,875,000
Balance – August 6, 2021 (inception) at Aug. 05, 2021
Balance, shares at Aug. 05, 2021
Issuance of Class B Ordinary shares to Sponsor		$ 288	24,712			25,000
Issuance of Class B Ordinary shares to Sponsor, shares		2,875,000
Net income (loss)				(307,949)		(307,949)
Re-measurement for/Class A Ordinary share subject to redemption	$ (1,150)		(116,723,850)			(116,725,000)
Re-measurement for/Class A Ordinary share subject to redemption, shares	(11,500,000)
Sale of IPO Units	$ 1,150		114,998,850		$ 25,000	115,000,000
Sale of IPO Units, shares	11,500,000				2,875,000
Sale of Private Placement Units	$ 53		5,280,697			5,280,750
Sale of Private Placement Units, shares	528,075
Transaction and Underwriting cost			(6,738,148)			(6,738,148)
Promissory Note reallocation			12,514			12,514
Accretion APIC deficit			3,145,224	(3,145,224)
Balance - December 31, 2021 at Dec. 31, 2021	$ 53	$ 288		(3,453,173)		(3,452,832)
Balance, shares at Dec. 31, 2021	528,075	2,875,000
Net income (loss)				(59,400)		(59,400)
Balance - December 31, 2021 at Mar. 31, 2022	$ 53	$ 288		(3,512,573)		(3,512,232)
Balance, shares at Mar. 31, 2022	528,075	2,875,000
Balance – August 6, 2021 (inception) at Dec. 31, 2021	$ 53	$ 288		(3,453,173)		(3,452,832)
Balance, shares at Dec. 31, 2021	528,075	2,875,000
Net income (loss)						152,167
Balance - December 31, 2021 at Sep. 30, 2022	$ 53	$ 288		(3,998,535)		(3,998,194)
Balance, shares at Sep. 30, 2022	528,075	2,875,000
Balance – August 6, 2021 (inception) at Mar. 31, 2022	$ 53	$ 288		(3,512,573)		(3,512,232)
Balance, shares at Mar. 31, 2022	528,075	2,875,000
Net income (loss)				(12,989)		(12,989)
Balance - December 31, 2021 at Jun. 30, 2022	$ 53	$ 288		(3,525,562)		(3,525,221)
Balance, shares at Jun. 30, 2022	528,075	2,875,000
Net income (loss)				224,556		224,556
Re-measurement for/Class A Ordinary share subject to redemption				(697,259)		(697,259)
Re-measurement for/Class A Ordinary share subject to redemption, shares
Balance - December 31, 2021 at Sep. 30, 2022	$ 53	$ 288		$ (3,998,535)		$ (3,998,194)
Balance, shares at Sep. 30, 2022	528,075	2,875,000